Annual Total Returns[BarChart] - Invesco Dynamic Pharmaceuticals ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	19.76%	24.73%	55.60%	28.10%	11.05%	(19.25%)	15.32%	(1.70%)	4.69%	11.17%